Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021 and 2022, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Return on Equity(3)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)
2022	20,679,168	24,500,414	7,771,045	8,841,167	113.42	127.21	1,316,500,000	40.4%
2021	19,981,715	28,011,719	7,294,539	8,650,622	98.01	139.44	1,407,800,000	44.3%
2020	11,147,799	14,522,809	2,569,825	3,475,738	80.42	91.93	945,400,000	31.8%

(1)        Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

(2)        Represents the cumulative TSR (the “Peer Group TSR”) for the following peer companies for each fiscal year: The Interpublic Group of Companies, Inc., WPP plc and Publicis Groupe SA.

(3)        Return on Equity is a non-GAAP measure and is calculated by dividing our total net income for the applicable fiscal year, as reported in our consolidated financial statements contained in our Annual Report on Form 10-K for the applicable fiscal year, by our average shareholders’ equity for such fiscal year. Average shareholders’ equity for a fiscal year is determined by averaging our fiscal year-end shareholders’ equity and our prior fiscal year-end shareholders’ equity, as reported in our consolidated financial statements contained in our Annual Report on Form 10-K for the applicable fiscal year.

Company Selected Measure Name		TSR
Named Executive Officers, Footnote [Text Block]
Year	PEO	Non-PEO NEOs
2022	John Wren	Daryl Simm, Philip Angelastro, Jonathan Nelson and Michael O’Brien
2021	John Wren	Daryl Simm, Philip Angelastro, Jonathan Nelson and Michael O’Brien
2020	John Wren	Philip Angelastro, Jonathan Nelson, Michael O’Brien and Rochelle Tarlowe

Peer Group Issuers, Footnote [Text Block]		Represents the cumulative TSR (the “Peer Group TSR”) for the following peer companies for each fiscal year: The Interpublic Group of Companies, Inc., WPP plc and Publicis Groupe SA.
PEO Total Compensation Amount		$ 20,679,168	$ 19,981,715		$ 11,147,799
PEO Actually Paid Compensation Amount		24,500,414	28,011,719	[1]	14,522,809	[1]
Non-PEO NEO Average Total Compensation Amount		7,771,045	7,294,539		2,569,825
Non-PEO NEO Average Compensation Actually Paid Amount		$ 8,841,167	8,650,622	[1]	3,475,738	[1]
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Adjustments	2020		2021		2022
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$ 0	$ (87,515)	$ (8,075,014)	$ (2,996,291)	$ (7,500,003)	$ (3,437,466)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$ 8,207,954	$ 2,032,966	$ 7,900,338	$ 2,767,426	$ 7,966,860	$ 3,651,440

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End

	$ (5,135,203)	$ (823,561)	$ 2,918,715	$ 780,328	$ 1,987,236	$ 635,950
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$ (2,249,345)	$ (424,979)	$ 2,624,841	$ 569,625	$ (1,315,412)	$ (76,222)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$ 2,551,604	$ 209,002	$ 2,661,124	$ 234,995	$ 2,682,565	$ 296,420
TOTAL ADJUSTMENTS	$ 3,375,010	$ 905,913	$ 8,030,004	$ 1,356,083	$ 3,821,246	$ 1,070,122

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to determine compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:

■        Return on Equity;

■        Organic Growth;

■        Operating Profit Margin;

■        Diluted EPS Growth; and

■        EBITA Margin.

For additional details regarding our most important financial performance measures, please see the section titled “Performance-Based Compensation Awards” in our Compensation Discussion and Analysis elsewhere in this Proxy Statement.

Total Shareholder Return Amount		$ 113.42	98.01		80.42	[1]
Peer Group Total Shareholder Return Amount	[2]	127.21	139.44		91.93
Net Income (Loss)		$ 1,316,500,000	$ 1,407,800,000		$ 945,400,000
Company Selected Measure Amount	[3]	40.4	44.3		31.8
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Return on Equity
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Organic Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Operating Profit Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Diluted EPS Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		EBITA Margin
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]		Return on Equity is a non-GAAP measure and is calculated by dividing our total net income for the applicable fiscal year, as reported in our consolidated financial statements contained in our Annual Report on Form 10-K for the applicable fiscal year, by our average shareholders’ equity for such fiscal year. Average shareholders’ equity for a fiscal year is determined by averaging our fiscal year-end shareholders’ equity and our prior fiscal year-end shareholders’ equity, as reported in our consolidated financial statements contained in our Annual Report on Form 10-K for the applicable fiscal year.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 3,821,246	$ 8,030,004		$ 3,375,010
PEO Name		John Wren	John Wren		John Wren
PEO [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (7,500,003)	$ (8,075,014)		$ 0
PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,966,860	7,900,338		8,207,954
PEO [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,987,236	2,918,715		(5,135,203)
PEO [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,315,412)	2,624,841		(2,249,345)
PEO [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,682,565	2,661,124		2,551,604
Average Non PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,070,122	1,356,083		905,913
Average Non PEO NEOs [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,437,466)	(2,996,291)		(87,515)
Average Non PEO NEOs [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,651,440	2,767,426		2,032,966
Average Non PEO NEOs [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		635,950	780,328		(823,561)
Average Non PEO NEOs [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(76,222)	569,625		(424,979)
Average Non PEO NEOs [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 296,420	$ 234,995		$ 209,002

[1]	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:
[2]	Represents the cumulative TSR (the “Peer Group TSR”) for the following peer companies for each fiscal year: The Interpublic Group of Companies, Inc., WPP plc and Publicis Groupe SA.
[3]	Return on Equity is a non-GAAP measure and is calculated by dividing our total net income for the applicable fiscal year, as reported in our consolidated financial statements contained in our Annual Report on Form 10-K for the applicable fiscal year, by our average shareholders’ equity for such fiscal year. Average shareholders’ equity for a fiscal year is determined by averaging our fiscal year-end shareholders’ equity and our prior fiscal year-end shareholders’ equity, as reported in our consolidated financial statements contained in our Annual Report on Form 10-K for the applicable fiscal year.